UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

     /s/ William G. Butterly, III     New York, NY     August 05, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $36,362 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12637                      Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101      761    21960 SH       DEFINED                 21960        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     2680   140200 SH       DEFINED                140200        0        0
AQUA AMERICA INC               COM              03836W103      566    31625 SH       DEFINED                 31625        0        0
CALGON CARBON CORP             COM              129603106      400    28800 SH       DEFINED                 28800        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      386    10500 SH       DEFINED                 10500        0        0
CASCAL N V                     COM              N1842P109      124    32900 SH       DEFINED                 32900        0        0
CHEVRON CORP NEW               COM              166764100      245     3700 SH       DEFINED                  3700        0        0
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102     1341    44700 SH       DEFINED                 44700        0        0
DANAHER CORP DEL               COM              235851102     3578    57970 SH       DEFINED                 57970        0        0
DIONEX CORP                    COM              254546104      371     6100 SH       DEFINED                  6100        0        0
ECOLAB INC                     COM              278865100     1363    34945 SH       DEFINED                 34945        0        0
EL PASO CORP                   COM              28336L109      115    12500 SH       DEFINED                 12500        0        0
HEWLETT PACKARD CO             COM              428236103      309     8000 SH       DEFINED                  8000        0        0
ICF INTL INC                   COM              44925C103      380    13800 SH       DEFINED                 13800        0        0
IDEX CORP                      COM              45167R104     1384    56350 SH       DEFINED                 56350        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103      890    52454 SH       DEFINED                 52454        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      261     2500 SH       DEFINED                  2500        0        0
ITRON INC                      COM              465741106     1051    19080 SH       DEFINED                 19080        0        0
ITT CORP NEW                   COM              450911102     3733    83900 SH       DEFINED                 83900        0        0
MILLIPORE CORP                 COM              601073109      765    10900 SH       DEFINED                 10900        0        0
MUELLER WTR PRODS INC          COM SER A        624758108     1021   273000 SH       DEFINED                273000        0        0
NALCO HOLDING COMPANY          COM              62985Q101     1529    90717 SH       DEFINED                 90717        0        0
NIKE INC                       CL B             654106103      233     4500 SH       DEFINED                  4500        0        0
PALL CORP                      COM              696429307     2849   107300 SH       DEFINED                107300        0        0
PENTAIR INC                    COM              709631105      576    22500 SH       DEFINED                 22500        0        0
PFIZER INC                     COM              717081103      225    15000 SH       DEFINED                 15000        0        0
PROCTER & GAMBLE CO            COM              742718109      240     4700 SH       DEFINED                  4700        0        0
ROPER INDS INC NEW             COM              776696106     2679    59135 SH       DEFINED                 59135        0        0
STANTEC INC                    COM              85472N109      767    31800 SH       DEFINED                 31800        0        0
SUNOPTA INC                    COM              8676EP108      231    96800 SH       DEFINED                 96800        0        0
TETRA TECH INC NEW             COM              88162G103      546    19045 SH       DEFINED                 19045        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     3816    93600 SH       DEFINED                 93600        0        0
TORO CO                        COM              891092108      565    18900 SH       DEFINED                 18900        0        0
VALMONT INDS INC               COM              920253101      382     5300 SH       DEFINED                  5300        0        0